Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
- continuing operations	$ (67,923)	$ (943)	$ (1,881)
- discontinued operations	5	(18,459)	(10,491)
Net loss	$ (67,918)	$ (19,402)	$ (12,372)
Weighted average shares used in calculating loss per share - basic and diluted (In shares)	98,110,873	79,197,068	35,080,704
Loss from continuing operations per share - basic and diluted (In dollars per share)	$ (0.69)	$ (0.01)	$ (0.05)
Loss from discontinued operations per share - basic and diluted (In dollars per share)	0.00	(0.23)	(0.30)
Net loss per share - basic and diluted (In dollars per share)	$ (0.69)	$ (0.24)	$ (0.35)